Other Financial Liabilities - Summary of Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 81,643	$ 35,667
Non current finance lease obligations	108,624	86,306
Financial Assets At Fair Value Through Profit Or Loss	2,709,757	23,584
Financial assets at fair value through profit or loss, category [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Financial Assets At Fair Value Through Profit Or Loss		2,477,021
Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	18,896	9,055
More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	62,747	26,612
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	42,708	51,610
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	26,241	20,787
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	13,673	9,623
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7,927	2,584
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 18,075	$ 1,702
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 474
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	118
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 356
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 140
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	35
Codensa [Member] | Colombia | INVERSIONES Y CONSTRUCCIONES 79 SAS (Pagador Alterno: Fidubogotá GE) One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 105
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 75
Non current finance lease obligations	2
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	19
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	56
Codensa [Member] | Colombia | ANA MARIA RESTREPO PEREA (33,33%) [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 75
Non current finance lease obligations	2
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	19
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	56
Codensa [Member] | Colombia | MARIA VICTORIA RESTREPO DE MARTINEZ (33,33%) [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 56
Non current finance lease obligations	2
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	14
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	42
Codensa [Member] | Colombia | LONDONO DE ARENAS MARIA DEL PILAR (25%) [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 19
Non current finance lease obligations	1
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	14
Codensa [Member] | Colombia | MARTINEZ ISAACS ROBERTO EDUARDO (8,34%) [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.39%
Current finance lease liabilities	$ 273
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	102
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 171
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.71%
Current finance lease liabilities	$ 75
Non current finance lease obligations	111
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	15
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	60
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	62
Codensa [Member] | Colombia | CASTRO OCHOA LUIS ANTONIO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 49
Codensa [Member] | Colombia | SITUANDO LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.56%
Current finance lease liabilities	$ 149
Non current finance lease obligations	84
Codensa [Member] | Colombia | SITUANDO LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	35
Codensa [Member] | Colombia | SITUANDO LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	114
Codensa [Member] | Colombia | SITUANDO LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 84
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.44%
Current finance lease liabilities	$ 28
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Codensa [Member] | Colombia | JULIO ALBERTO FLECHAS VEGA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 21
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.60%
Current finance lease liabilities	$ 64
Non current finance lease obligations	52
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	14
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	50
Codensa [Member] | Colombia | PAEZ RUIZ Y ASOCIADOS LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 52
Codensa [Member] | Colombia | ACCI S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.99%
Current finance lease liabilities	$ 230
Non current finance lease obligations	543
Codensa [Member] | Colombia | ACCI S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	40
Codensa [Member] | Colombia | ACCI S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	190
Codensa [Member] | Colombia | ACCI S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	151
Codensa [Member] | Colombia | ACCI S.A.S [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	163
Codensa [Member] | Colombia | ACCI S.A.S [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	176
Codensa [Member] | Colombia | ACCI S.A.S [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 53
Codensa [Member] | Colombia | SITUANDO LTDA One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.40%
Current finance lease liabilities	$ 93
Codensa [Member] | Colombia | SITUANDO LTDA One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	31
Codensa [Member] | Colombia | SITUANDO LTDA One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 62
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.80%
Current finance lease liabilities	$ 62
Non current finance lease obligations	114
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	12
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	50
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	48
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	52
Codensa [Member] | Colombia | CONSTRUCCIONES E INVERSIONES AMC S.A. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 14
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.57%
Current finance lease liabilities	$ 108
Non current finance lease obligations	68
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	25
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	83
Codensa [Member] | Colombia | CANALES ANDRADE Y CIA SAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 68
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.57%
Current finance lease liabilities	$ 5
Non current finance lease obligations	3
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Codensa [Member] | Colombia | MERCURIO CENTRO COMERCIAL [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.93%
Current finance lease liabilities	$ 622
Non current finance lease obligations	1,398
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	112
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	510
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	431
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	465
Codensa [Member] | Colombia | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA One [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 502
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.87%
Current finance lease liabilities	$ 33
Non current finance lease obligations	68
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	27
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	24
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 44
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.87%
Current finance lease liabilities	$ 32
Non current finance lease obligations	65
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	26
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	23
Codensa [Member] | Colombia | MUNOZ HERMANOS FYN Y COMPANIA SAS One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 42
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.56%
Current finance lease liabilities	$ 227
Non current finance lease obligations	142
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	52
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	175
Codensa [Member] | Colombia | CALDWELL MANAGEMENT SAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 142
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.88%
Current finance lease liabilities	$ 185
Non current finance lease obligations	973
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	15
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	170
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	25
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	27
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	29
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	32
Codensa [Member] | Colombia | Interconexión Eléctrica S.A. E.S.P. [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 860
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.72%
Current finance lease liabilities	$ 103
Non current finance lease obligations	88
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	12
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	91
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	49
Codensa [Member] | Colombia | MINISTERIO DEFENSA NAL EJERCITO NAC [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 39
Codensa [Member] | Colombia | NEARDENTAL S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.40%
Current finance lease liabilities	$ 23
Codensa [Member] | Colombia | NEARDENTAL S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Codensa [Member] | Colombia | NEARDENTAL S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 14
Codensa [Member] | Colombia | Americas Business Process Services S.A [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.59%
Current finance lease liabilities	$ 39
Non current finance lease obligations	28
Codensa [Member] | Colombia | Americas Business Process Services S.A [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Codensa [Member] | Colombia | Americas Business Process Services S.A [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	30
Codensa [Member] | Colombia | Americas Business Process Services S.A [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 28
Codensa [Member] | Colombia | Americas Business Process Services S.A One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.59%
Current finance lease liabilities	$ 100
Non current finance lease obligations	74
Codensa [Member] | Colombia | Americas Business Process Services S.A One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	23
Codensa [Member] | Colombia | Americas Business Process Services S.A One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	77
Codensa [Member] | Colombia | Americas Business Process Services S.A One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 74
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.10%
Current finance lease liabilities	$ 23
Non current finance lease obligations	26
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	17
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	23
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Codensa [Member] | Colombia | Equirent S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.52%	9.54%
Current finance lease liabilities	$ 30	$ 41
Non current finance lease obligations		30
Codensa [Member] | Colombia | Equirent S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11	10
Codensa [Member] | Colombia | Equirent S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 19	31
Codensa [Member] | Colombia | Equirent S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 30
Codensa [Member] | Colombia | Mareauto Colombia SAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.09%	11.78%
Current finance lease liabilities	$ 895	$ 834
Non current finance lease obligations	92	1,004
Codensa [Member] | Colombia | Mareauto Colombia SAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	223	198
Codensa [Member] | Colombia | Mareauto Colombia SAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	672	636
Codensa [Member] | Colombia | Mareauto Colombia SAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 92	$ 1,004
Codensa [Member] | Colombia | Transportes Especiales Aliados S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.50%
Current finance lease liabilities	$ 289
Non current finance lease obligations	214
Codensa [Member] | Colombia | Transportes Especiales Aliados S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	69
Codensa [Member] | Colombia | Transportes Especiales Aliados S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	220
Codensa [Member] | Colombia | Transportes Especiales Aliados S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 214
Codensa [Member] | Colombia | Transportes Especializados JR S.A.S. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		9.48%
Current finance lease liabilities		$ 6
Codensa [Member] | Colombia | Transportes Especializados JR S.A.S. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		2
Codensa [Member] | Colombia | Transportes Especializados JR S.A.S. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		$ 4
Codensa [Member] | Colombia | Transportes Especializados Aliados S.A.S. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		12.50%
Current finance lease liabilities		$ 203
Non current finance lease obligations		565
Codensa [Member] | Colombia | Transportes Especializados Aliados S.A.S. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		62
Codensa [Member] | Colombia | Transportes Especializados Aliados S.A.S. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		141
Codensa [Member] | Colombia | Transportes Especializados Aliados S.A.S. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 565
Enel Generación Piura S.A | Peru | Banco de Crédito [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		5.68%
Current finance lease liabilities		$ 7,921
Non current finance lease obligations		20,290
Enel Generación Piura S.A | Peru | Banco de Crédito [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		1,980
Enel Generación Piura S.A | Peru | Banco de Crédito [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		5,941
Enel Generación Piura S.A | Peru | Banco de Crédito [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 20,290
Enel Generación Piura S.A | Peru | Banco De Crdito One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		5.58%
Current finance lease liabilities		$ 2,697
Non current finance lease obligations		6,909
Enel Generación Piura S.A | Peru | Banco De Crdito One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		674
Enel Generación Piura S.A | Peru | Banco De Crdito One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		2,023
Enel Generación Piura S.A | Peru | Banco De Crdito One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 6,909
Enel Generación Piura S.A | Peru | Banco de Credito del Peru [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.68%
Current finance lease liabilities	$ 20,296
Enel Generación Piura S.A | Peru | Banco de Credito del Peru [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,981
Enel Generación Piura S.A | Peru | Banco de Credito del Peru [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 18,315
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.58%
Current finance lease liabilities	$ 7,041
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	687
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 6,354
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.70%	3.70%
Current finance lease liabilities	$ 9,608	$ 9,630
Non current finance lease obligations	11,968	21,535
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2,427	2,451
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7,181	7,179
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	9,574	9,571
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2,394	9,571
Enel Generación Piura S.A | Peru | SCOTIABANK PERU [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 2,393
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Three [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.63%
Current finance lease liabilities	$ 2,447
Non current finance lease obligations	1,252
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Three [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	607
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Three [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,840
Enel Generación Piura S.A | Peru | Banco de Credito del Peru Three [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1,252
Enel Generación Piura S.A | Peru | RENTING SAC [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.57%
Current finance lease liabilities	$ 35
Non current finance lease obligations	21
Enel Generación Piura S.A | Peru | RENTING SAC [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Generación Piura S.A | Peru | RENTING SAC [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	26
Enel Generación Piura S.A | Peru | RENTING SAC [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 21
Enel Generación Piura S.A | Peru | BBVA CONTINENTAL [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.84%
Current finance lease liabilities	$ 1
Non current finance lease obligations	1,124
Enel Generación Piura S.A | Peru | BBVA CONTINENTAL [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Generación Piura S.A | Peru | BBVA CONTINENTAL [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	556
Enel Generación Piura S.A | Peru | BBVA CONTINENTAL [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 568
Enel Generación Piura S.A | Peru | Banco de Crédito Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		3.63%
Current finance lease liabilities		$ 2,355
Non current finance lease obligations		3,694
Enel Generación Piura S.A | Peru | Banco de Crédito Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		581
Enel Generación Piura S.A | Peru | Banco de Crédito Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		1,774
Enel Generación Piura S.A | Peru | Banco de Crédito Two [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		2,442
Enel Generación Piura S.A | Peru | Banco de Crédito Two [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 1,252
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 4
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 20
Non current finance lease obligations	18
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	12
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	11
EGP Cachoeira Dourada S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales Aliados S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.78%
Current finance lease liabilities		$ 78
Non current finance lease obligations		39
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales Aliados S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		19
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales Aliados S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		59
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales Aliados S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 39
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.02%
Current finance lease liabilities	$ 15
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 10
Emgesa S.A. E.S.P. | Colombia | Mareauto Colombia S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.02%
Current finance lease liabilities	$ 63
Non current finance lease obligations	15
Emgesa S.A. E.S.P. | Colombia | Mareauto Colombia S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	19
Emgesa S.A. E.S.P. | Colombia | Mareauto Colombia S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	44
Emgesa S.A. E.S.P. | Colombia | Mareauto Colombia S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 15
Emgesa S.A. E.S.P. | Colombia | Jairo Alberto Baquero Prada [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.00%
Current finance lease liabilities	$ 32
Non current finance lease obligations	25
Emgesa S.A. E.S.P. | Colombia | Jairo Alberto Baquero Prada [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Emgesa S.A. E.S.P. | Colombia | Jairo Alberto Baquero Prada [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	22
Emgesa S.A. E.S.P. | Colombia | Jairo Alberto Baquero Prada [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 25
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.00%
Current finance lease liabilities	$ 214
Non current finance lease obligations	865
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	52
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	162
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	230
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	249
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	268
Emgesa S.A. E.S.P. | Colombia | Patrimonios Autonomos Fiduciaria Bogota Two [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 118
Emgesa S.A. E.S.P. | Colombia | Caldwell Management Sas One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.00%
Current finance lease liabilities	$ 207
Non current finance lease obligations	163
Emgesa S.A. E.S.P. | Colombia | Caldwell Management Sas One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	53
Emgesa S.A. E.S.P. | Colombia | Caldwell Management Sas One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	154
Emgesa S.A. E.S.P. | Colombia | Caldwell Management Sas One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 163
Emgesa S.A. E.S.P. | Colombia | Gestión Inmobiliaria MIC S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.00%
Current finance lease liabilities	$ 11
Non current finance lease obligations	2
Emgesa S.A. E.S.P. | Colombia | Gestión Inmobiliaria MIC S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Emgesa S.A. E.S.P. | Colombia | Gestión Inmobiliaria MIC S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
Emgesa S.A. E.S.P. | Colombia | Gestión Inmobiliaria MIC S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Emgesa S.A. E.S.P. | Colombia | Compañía Naviera del Guavio Ltda. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.00%
Current finance lease liabilities	$ 76
Emgesa S.A. E.S.P. | Colombia | Compañía Naviera del Guavio Ltda. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	57
Emgesa S.A. E.S.P. | Colombia | Compañía Naviera del Guavio Ltda. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 19
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales FSG One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.00%
Current finance lease liabilities	$ 812
Non current finance lease obligations	945
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales FSG One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	198
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales FSG One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	614
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales FSG One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	870
Emgesa S.A. E.S.P. | Colombia | Transportes Especiales FSG One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 75
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.00%
Current finance lease liabilities	$ 20
Non current finance lease obligations	25
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	15
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	23
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.00%
Current finance lease liabilities	$ 6
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Emgesa S.A. E.S.P. | Colombia | AVIS Mareauto Colombia S.A.S One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Emgesa S.A. E.S.P. | Colombia | Neardental S.A.S One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.00%
Current finance lease liabilities	$ 21
Emgesa S.A. E.S.P. | Colombia | Neardental S.A.S One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	12
Emgesa S.A. E.S.P. | Colombia | Neardental S.A.S One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 9
Emgesa S.A. E.S.P. | Colombia | Transportes Especializados JR S.A.S. one [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		11.69%
Current finance lease liabilities		$ 349
Emgesa S.A. E.S.P. | Colombia | Transportes Especializados JR S.A.S. one [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		112
Emgesa S.A. E.S.P. | Colombia | Transportes Especializados JR S.A.S. one [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		$ 237
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		7.70%
Current finance lease liabilities		$ 232
Non current finance lease obligations		14
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		56
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		176
Emgesa S.A. E.S.P. | Colombia | Equirent S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 14
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.55%
Current finance lease liabilities	$ 1,993
Non current finance lease obligations	14,094
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	777
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,216
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,768
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,955
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,162
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,390
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIÁRIO (50%) [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5,819
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.32%
Current finance lease liabilities	$ 235
Non current finance lease obligations	604
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	81
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	154
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	224
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	247
Enel Distribucion Sao Paulo S.A | Brazil | MICHEL ESPER SAAD JUNIOR / SELMA MICHEL SAAD / DORA SAAD [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 133
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.10%
Current finance lease liabilities	$ 67
Non current finance lease obligations	402
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	25
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	42
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	62
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	68
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	75
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	82
Enel Distribucion Sao Paulo S.A | Brazil | SIFONT - COMÉRCIO DE PRODUTOS ADESIVOS LTDA - PPE / DAISAN CONSULTORIA E NEGÓCIOS IMOBILIÁRIOS LTDA [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 115
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 154
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	50
Enel Distribucion Sao Paulo S.A | Brazil | GABRIEL CHUCAIR / SANDRA REGINA MARQUES PEREIRA CHUCAIR / EDUARDO CHUCAIR / MAURÍCIO CHUCAIR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 104
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 26
Enel Distribucion Sao Paulo S.A | Brazil | JOAQUIM VICENTE MARTINS / MARIA FERNANDA DOS SANTOS MARTINS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 26
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 66
Non current finance lease obligations	64
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	21
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	45
Enel Distribucion Sao Paulo S.A | Brazil | DINARTEK ADMINISTRAÇÃO E PARTICIPAÇÃO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 64
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 26
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Sao Paulo S.A | Brazil | LUIZ ROBERTO GIL CONSULTORIA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 17
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 62
Non current finance lease obligations	89
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	22
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	40
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	58
Enel Distribucion Sao Paulo S.A | Brazil | RECOLOR MERCANTIL LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 31
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 10
Enel Distribucion Sao Paulo S.A | Brazil | FADL IBRAHIM MADJOUB / WADAD ABDUL MANDJOUB [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 10
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | ROGERIO PEREIRA DA SILVA / SIMONE DA SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 10
Non current finance lease obligations	16
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Sao Paulo S.A | Brazil | CONSTRUTORA AVILA DE AZEVEDO EIRELI [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 7
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Sao Paulo S.A | Brazil | FABIO HIROYUKI OGAWA / MÔNICA HITOMI KONDO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 4
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO PERINE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 13
Non current finance lease obligations	7
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Sao Paulo S.A | Brazil | SERGIO PEREIRA LEITE [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 4
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ CARLOS RIBEIRO / ANA CLÁUDIA LAPORTE RIBEIRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 4
Non current finance lease obligations	7
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | M.O. INCORPORAÇÕES & PARTICIPAÇÕES LTDA. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 9
Non current finance lease obligations	5
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Sao Paulo S.A | Brazil | EMILIANA RIBEIRO / SUZANA APARECIDA RIBEIRO / VICTOR JESUS RIBEIRO / JOSEPH AUGUSTO RIBEIRO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 7
Non current finance lease obligations	12
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7
Enel Distribucion Sao Paulo S.A | Brazil | LOURIVAL ASSUNÇÃO DE ABREU [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.32%
Current finance lease liabilities	$ 318
Non current finance lease obligations	967
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	104
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	214
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	311
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	343
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 313
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 22
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel Distribucion Sao Paulo S.A | Brazil | JSL LOCAÇÕES LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 9
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 589
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	157
Enel Distribucion Sao Paulo S.A | Brazil | CSC COMPUTER SCIENCES BRASIL S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 432
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 29
Non current finance lease obligations	107
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	18
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	26
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	29
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	32
Enel Distribucion Sao Paulo S.A | Brazil | DIRCE GONÇALVES GOMES [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 20
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 17
Non current finance lease obligations	70
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	17
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	19
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	21
Enel Distribucion Sao Paulo S.A | Brazil | FRANCISCO FREXOSO SALAZAR [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 13
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 18
Non current finance lease obligations	72
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	12
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	18
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	20
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	22
Enel Distribucion Sao Paulo S.A | Brazil | DARCIO ANTONIO LEARDINI / RITA DE CASSIA PONTIERI LEARDINI / VINICIUS LEARDINI / PATRICIA LEARDINI SOUZA / MURILO LEARDINI [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 12
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.43%
Current finance lease liabilities	$ 4
Non current finance lease obligations	16
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Sao Paulo S.A | Brazil | JOSÉ HENRIQUE DOS SANTOS SOUSA / JOSÉ ANTUNES GOMES DE SOUSA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 3
Non current finance lease obligations	11
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | MARIA ANGELA RODRIGUES LODO MOTA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 3
Non current finance lease obligations	12
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | HONÓRIO PEREIRA DOMINGUES [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.43%
Current finance lease liabilities	$ 3
Non current finance lease obligations	12
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | EDNEIA DE SOUZA SOARES [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 3
Non current finance lease obligations	13
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Sao Paulo S.A | Brazil | MADALENA OLIVEIRA DA SILVA / RENAN OLIVEIRA SILVA / SULIVAN OLIVEIRA SILVA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 6
Non current finance lease obligations	20
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Sao Paulo S.A | Brazil | ADAQUIR PRISCO [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.43%
Current finance lease liabilities	$ 7
Non current finance lease obligations	26
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	8
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	8
Enel Distribucion Sao Paulo S.A | Brazil | NEWTON PEREIRA DA SILVA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 14
Non current finance lease obligations	53
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	13
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	14
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	16
Enel Distribucion Sao Paulo S.A | Brazil | DALMAS PARTICIPAÇÕES LTDA. [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 10
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 11
Non current finance lease obligations	42
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	11
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	12
Enel Distribucion Sao Paulo S.A | Brazil | ACG PROJETOS & DECORAÇÕES LTDA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 9
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.43%
Current finance lease liabilities	$ 30
Non current finance lease obligations	97
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	20
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	29
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	31
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	34
Enel Distribucion Sao Paulo S.A | Brazil | ADA MARIA VASONE / OLGA MARIA VASONE DE CASTRO CONDE / PATRICIA MARIA VASONE SPINGOLA / ARMANDO VASONE FILHO [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.32%
Current finance lease liabilities	$ 208
Non current finance lease obligations	619
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	71
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	137
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	199
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	220
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO PADRE ANCHIETA - CENTRO PAULISTA DE RÁDIO TV EDUCATIVAS [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 200
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 33
Non current finance lease obligations	120
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	20
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	30
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	33
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	37
Enel Distribucion Sao Paulo S.A | Brazil | RUJO CONSTRUÇÕES E EMPREENDIMENTOS IMOBILIÁRIOS LTDA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 20
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.93%
Current finance lease liabilities	$ 3,944
Non current finance lease obligations	630
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,216
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2,728
Enel Distribucion Sao Paulo S.A | Brazil | TIVIT TERCEIRIZAÇÃO DE PROCESSOS, SERVIÇOS E TECNOLOGIA S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 630
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 190
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	33
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 157
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 436
Non current finance lease obligations	797
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	98
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	338
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	489
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 308
Enel Distribucion Sao Paulo S.A | Brazil | ARVAL BRASIL LTDA. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.65%
Current finance lease liabilities	$ 647
Enel Distribucion Sao Paulo S.A | Brazil | ARVAL BRASIL LTDA. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 647
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.45%
Current finance lease liabilities	$ 2,733
Non current finance lease obligations	15,629
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,310
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,423
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,054
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,248
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,461
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,693
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6,173
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.45%
Current finance lease liabilities	$ 866
Non current finance lease obligations	4,756
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	408
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	458
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	660
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	723
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	791
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	866
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. One [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1,716
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.65%
Current finance lease liabilities	$ 64
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	33
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 31
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.45%
Current finance lease liabilities	$ 107
Non current finance lease obligations	625
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	52
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	55
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	79
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	87
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	95
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	104
Enel Distribucion Sao Paulo S.A | Brazil | JSL S.A. Three [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 260
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.28%
Current finance lease liabilities	$ 880
Non current finance lease obligations	1,860
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	383
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	497
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	705
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	756
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO LOCADORA DE VEÍCULOS S.A. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 399
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.28%
Current finance lease liabilities	$ 1,178
Non current finance lease obligations	2,626
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	421
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	757
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,073
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,151
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS LOCAÇÃO DE CAMINHÕES, MÁQUINAS E EQUIPAMENTOS LTDA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 402
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.39%
Current finance lease liabilities	$ 468
Non current finance lease obligations	1,048
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	78
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	390
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	372
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	422
Enel Distribucion Sao Paulo S.A | Brazil | DHL LOGISTICS LTDA One [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 254
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.57%
Current finance lease liabilities	$ 1,828
Non current finance lease obligations	2,211
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	353
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,475
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,540
Enel Distribucion Sao Paulo S.A | Brazil | AGASUS S.A. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 671
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		30.85%
Current finance lease liabilities		$ 775
Non current finance lease obligations		632
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		191
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		584
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		384
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		223
Enel Distribucion Sao Paulo S.A | Brazil | AGAGUS [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 25
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		25.21%
Current finance lease liabilities		$ 2,768
Non current finance lease obligations		4,669
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		642
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		2,126
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		1,468
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		1,052
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		281
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		365
Enel Distribucion Sao Paulo S.A | Brazil | JSL 1 [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 1,503
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		28.64%
Current finance lease liabilities		$ 974
Non current finance lease obligations		1,335
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		225
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		749
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		701
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		203
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		123
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		166
Enel Distribucion Sao Paulo S.A | Brazil | JSL 2 [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 142
Enel Distribucion Sao Paulo S.A | Brazil | JSL 3 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		17.96%
Current finance lease liabilities		$ 133
Non current finance lease obligations		79
Enel Distribucion Sao Paulo S.A | Brazil | JSL 3 [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		31
Enel Distribucion Sao Paulo S.A | Brazil | JSL 3 [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		102
Enel Distribucion Sao Paulo S.A | Brazil | JSL 3 [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 79
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		28.41%
Current finance lease liabilities		$ 113
Non current finance lease obligations		221
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		27
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		86
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		58
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		66
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		33
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		7
Enel Distribucion Sao Paulo S.A | Brazil | JSL 4 [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 57
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		19.50%
Current finance lease liabilities		$ 681
Non current finance lease obligations		1,492
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		162
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		519
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		450
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		515
Enel Distribucion Sao Paulo S.A | Brazil | MAESTRO [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 527
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		13.39%
Current finance lease liabilities		$ 486
Non current finance lease obligations		1,388
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		116
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		370
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		292
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		331
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		376
Enel Distribucion Sao Paulo S.A | Brazil | DHL [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 389
Enel Distribucion Sao Paulo S.A | Brazil | Arval [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		24.90%
Current finance lease liabilities		$ 1,065
Non current finance lease obligations		144
Enel Distribucion Sao Paulo S.A | Brazil | Arval [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		429
Enel Distribucion Sao Paulo S.A | Brazil | Arval [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		636
Enel Distribucion Sao Paulo S.A | Brazil | Arval [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		132
Enel Distribucion Sao Paulo S.A | Brazil | Arval [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 12
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate		8.39%
Current finance lease liabilities		$ 1,067
Non current finance lease obligations		2,321
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		259
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities		808
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		842
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		912
Enel Distribucion Sao Paulo S.A | Brazil | Vamos [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 567
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.97%	5.97%
Current finance lease liabilities	$ 2,595	$ 2,877
Non current finance lease obligations	5,548	7,784
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	642	734
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,953	2,143
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2,691	2,991
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2,857	3,153
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 1,640
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.32%	5.32%
Current finance lease liabilities	$ 411	$ 382
Non current finance lease obligations	886	1,275
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	103	94
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	308	288
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	431	403
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	339	424
Enel Distribucion Peru S.A. | Peru | BANCO INTERBANK One [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 116	$ 448
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.23%	4.23%
Current finance lease liabilities	$ 4,932
Non current finance lease obligations	17,536	$ 10,886
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4,932
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6,801	2,946
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7,085	3,073
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3,650	3,210
Enel Distribucion Peru S.A. | Peru | Banco Continental [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations		$ 1,657
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.95%
Current finance lease liabilities	$ 207
Non current finance lease obligations	1,024
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	51
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	156
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	217
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	228
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	240
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	252
Enel Distribucion Peru S.A. | Peru | BuildingInmuebles Panamericana S.A. [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 87
Enel Distribucion Peru S.A. | Peru | BuildingMZ-Inmobiliaria & Desarrolladora S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.46%
Current finance lease liabilities	$ 39
Non current finance lease obligations	10
Enel Distribucion Peru S.A. | Peru | BuildingMZ-Inmobiliaria & Desarrolladora S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Distribucion Peru S.A. | Peru | BuildingMZ-Inmobiliaria & Desarrolladora S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	29
Enel Distribucion Peru S.A. | Peru | BuildingMZ-Inmobiliaria & Desarrolladora S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 10
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.19%
Current finance lease liabilities	$ 42
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	16
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 26
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.19%
Current finance lease liabilities	$ 11
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 4
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.83%
Current finance lease liabilities	$ 15
Non current finance lease obligations	42
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	16
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	16
Enel Distribucion Peru S.A. | Peru | FM EDIFICACIONES [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 10
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.51%
Current finance lease liabilities	$ 118
Non current finance lease obligations	226
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	31
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	87
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. Two [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	129
Enel Distribucion Peru S.A. | Peru | RENTAEQUIPOS LEASING PERU S.A. Two [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 97
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 33
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Brasil S A | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 23
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS two [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 134
Non current finance lease obligations	124
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS two [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	79
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS two [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	55
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS two [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	77
Enel Brasil S A | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS two [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 47
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 93
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	87
Enel Brasil S A | Brazil | COLUNA IMOBILIÁRIA LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 6
Enel Brasil S A | Spain [Member] | EL CORTE INGLES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.10%
Current finance lease liabilities	$ 5
Enel Brasil S A | Spain [Member] | EL CORTE INGLES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 5
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Three [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 32
Non current finance lease obligations	50
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Three [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Three [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	22
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Three [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	31
Enel X Brasil S.A [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Three [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 19
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 43
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel X Brasil S.A [Member] | Brazil | PAULO ANDRADE DE SOUZA PINTO FILHO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 30
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.94%
Current finance lease liabilities	$ 42
Non current finance lease obligations	17
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	29
Enel X Brasil S.A [Member] | Brazil | BM LOGÍSTICA S.A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 17
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	13.11%
Current finance lease liabilities	$ 23
Non current finance lease obligations	178
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	23
Enel X Brasil S.A [Member] | Brazil | VINICOLA DO VALE DO SÃO FRANCISCO [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 178
Enel X Brasil S.A [Member] | Brazil | PMINAS BRASIL CONSTRUÇÃO CIVIL E SE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 26
Enel X Brasil S.A [Member] | Brazil | PMINAS BRASIL CONSTRUÇÃO CIVIL E SE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 26
Enel Distribucion Ceara S.A. [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 22
Non current finance lease obligations	26
Enel Distribucion Ceara S.A. [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Ceara S.A. [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel Distribucion Ceara S.A. [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	18
Enel Distribucion Ceara S.A. [Member] | Brazil | INTER EMPRENDIMENTOS IMOBILIARIOS L [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 8
Enel Distribucion Ceara S.A. [Member] | Brazil | VALDERLI LIMA CARDOSO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.77%
Current finance lease liabilities	$ 3
Enel Distribucion Ceara S.A. [Member] | Brazil | VALDERLI LIMA CARDOSO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | VALDERLI LIMA CARDOSO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Ceara S.A. [Member] | Brazil | GABRIELA DA SILVA BRAGA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.57%
Current finance lease liabilities	$ 7
Enel Distribucion Ceara S.A. [Member] | Brazil | GABRIELA DA SILVA BRAGA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Ceara S.A. [Member] | Brazil | GABRIELA DA SILVA BRAGA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Ceara S.A. [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 25
Non current finance lease obligations	7
Enel Distribucion Ceara S.A. [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Distribucion Ceara S.A. [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	15
Enel Distribucion Ceara S.A. [Member] | Brazil | MAIANA DE FÁTIMA BEZERRA PINHEIRO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Enel Distribucion Ceara S.A. [Member] | Brazil | SJ ADMINISTRAÇÃO DE IMÓVEIS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 4
Enel Distribucion Ceara S.A. [Member] | Brazil | SJ ADMINISTRAÇÃO DE IMÓVEIS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 4
Enel Distribucion Ceara S.A. [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 5
Enel Distribucion Ceara S.A. [Member] | Brazil | VALTER FURTADO ADVOGADOS ASSOCIADOS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 5
Enel Distribucion Ceara S.A. [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 7
Non current finance lease obligations	5
Enel Distribucion Ceara S.A. [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Ceara S.A. [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Ceara S.A. [Member] | Brazil | CARLOS NILBERTO LIMA VENANCIO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5
Enel Distribucion Ceara S.A. [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 16
Enel Distribucion Ceara S.A. [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribucion Ceara S.A. [Member] | Brazil | EXPEDITO FILHO XIMENES CARNEIRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 9
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Three [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 678
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Three [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	168
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Three [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 510
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Four [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 377
Non current finance lease obligations	403
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Four [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	198
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Four [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	179
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Four [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	250
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Four [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 153
Enel Distribucion Ceara S.A. [Member] | Brazil | UNIMÓVEIS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 4
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | UNIMÓVEIS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | UNIMÓVEIS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | UNIMÓVEIS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Ceara S.A. [Member] | Brazil | ELUÍSIO SOARES DA SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 3
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | ELUÍSIO SOARES DA SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Ceara S.A. [Member] | Brazil | ELUÍSIO SOARES DA SILVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | ELUÍSIO SOARES DA SILVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 28
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	21
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNTELC - FUND. TELEDUCAÇÃO - CE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 7
Enel Distribucion Ceara S.A. [Member] | Brazil | TELEVISAO VERDES MARES LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 10
Enel Distribucion Ceara S.A. [Member] | Brazil | TELEVISAO VERDES MARES LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Ceara S.A. [Member] | Brazil | TELEVISAO VERDES MARES LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Ceara S.A. [Member] | Brazil | LOK MOTORS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 139
Enel Distribucion Ceara S.A. [Member] | Brazil | LOK MOTORS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	71
Enel Distribucion Ceara S.A. [Member] | Brazil | LOK MOTORS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 68
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Four [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 44
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Four [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Four [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 33
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Five [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 22
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Five [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Five [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 17
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Six [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 118
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Six [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	29
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Six [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 89
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Seven [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 34
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Seven [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Seven [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 26
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eight [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 37
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eight [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eight [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 28
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Nine [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 17
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Nine [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Nine [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 13
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Ten [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 12
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Ten [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Ten [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 9
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eleven [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 45
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eleven [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	37
Enel Distribucion Ceara S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Eleven [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%
Current finance lease liabilities	$ 4
Non current finance lease obligations	18
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO FELIPE DE SOUSA [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.36%
Current finance lease liabilities	$ 11
Non current finance lease obligations	42
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	8
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	9
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	11
Enel Distribucion Ceara S.A. [Member] | Brazil | F OLIVEIRA CORRETOR [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 4
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.43%
Current finance lease liabilities	$ 12
Non current finance lease obligations	32
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	11
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO DE ASSIS ROCHA RODRIGUES [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.71%
Current finance lease liabilities	$ 3
Non current finance lease obligations	22
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Ceara S.A. [Member] | Brazil | MADELINE CORDEIRO CAVALCANTE [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 13
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%
Current finance lease liabilities	$ 4
Non current finance lease obligations	19
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA OTACIANA NOGUEIRA CASTRO [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.56%
Current finance lease liabilities	$ 2
Non current finance lease obligations	24
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribucion Ceara S.A. [Member] | Brazil | MARIA DAS GRACAS TIMBO D MARTINS [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 18
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.51%
Current finance lease liabilities	$ 7
Non current finance lease obligations	44
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Ceara S.A. [Member] | Brazil | FRANCISCO CANUTO LINS [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 22
Enel Distribucion Ceara S.A. [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 56
Enel Distribucion Ceara S.A. [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	48
Enel Distribucion Ceara S.A. [Member] | Brazil | PRIME PLUS LOCACAO VEICULOS E TRANS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Distribucion Ceara S.A. [Member] | Brazil | LUIZA MARTINS CAVALCANTI [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 4
Non current finance lease obligations	5
Enel Distribucion Ceara S.A. [Member] | Brazil | LUIZA MARTINS CAVALCANTI [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | LUIZA MARTINS CAVALCANTI [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Ceara S.A. [Member] | Brazil | LUIZA MARTINS CAVALCANTI [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Ceara S.A. [Member] | Brazil | LUIZA MARTINS CAVALCANTI [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Ceara S.A. [Member] | Brazil | S.M. ALVES MOURA-ME [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 8
Non current finance lease obligations	10
Enel Distribucion Ceara S.A. [Member] | Brazil | S.M. ALVES MOURA-ME [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Ceara S.A. [Member] | Brazil | S.M. ALVES MOURA-ME [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Ceara S.A. [Member] | Brazil | S.M. ALVES MOURA-ME [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Ceara S.A. [Member] | Brazil | S.M. ALVES MOURA-ME [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 4
Enel Distribucion Ceara S.A. [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 168
Non current finance lease obligations	142
Enel Distribucion Ceara S.A. [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	70
Enel Distribucion Ceara S.A. [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	98
Enel Distribucion Ceara S.A. [Member] | Brazil | BERTRANS BERTOTTI TRANSPORTES DE CARGAS SECAS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 142
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.55%
Current finance lease liabilities	$ 25
Non current finance lease obligations	177
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	15
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	23
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	25
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	28
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	30
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | VINÍCIUS ANJOS DE SOUZA [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 71
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURÍCIO MANHÃE DE LIMA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 41
Non current finance lease obligations	40
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURÍCIO MANHÃE DE LIMA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	13
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURÍCIO MANHÃE DE LIMA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	28
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURÍCIO MANHÃE DE LIMA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 40
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ {Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.34%
Current finance lease liabilities	$ 121
Non current finance lease obligations	52
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ {Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	30
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ {Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	91
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ {Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 52
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEIDIMAR BELIENY DE CASTRO ANDRADE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.57%
Current finance lease liabilities	$ 7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEIDIMAR BELIENY DE CASTRO ANDRADE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSÉ CLAUDIO MACHADO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 5
Non current finance lease obligations	7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSÉ CLAUDIO MACHADO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSÉ CLAUDIO MACHADO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSÉ CLAUDIO MACHADO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSÉ CLAUDIO MACHADO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | OLIVER DA SILVA BARRETO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.57%
Current finance lease liabilities	$ 3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | OLIVER DA SILVA BARRETO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 73
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	40
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MOACYR JOSÉ DA CRUZ One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 33
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.55%
Current finance lease liabilities	$ 18
Non current finance lease obligations	115
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	15
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	16
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	18
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	20
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MAURO JOSÉ RODRIGUES FELGA [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 46
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Thirteen [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 98
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Thirteen [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	24
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Thirteen [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 74
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Six [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 815
Non current finance lease obligations	1,246
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Six [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	265
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Six [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	550
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Six [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	773
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Six [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 473
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MARILENE DAFLON JAPOR TORRES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 11
Non current finance lease obligations	14
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MARILENE DAFLON JAPOR TORRES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MARILENE DAFLON JAPOR TORRES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MARILENE DAFLON JAPOR TORRES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MARILENE DAFLON JAPOR TORRES [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.54%
Current finance lease liabilities	$ 1,399
Non current finance lease obligations	6,380
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,399
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	853
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	925
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,005
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	1,090
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDO DE INVESTIMENTO IMOBILIÁRIO PATRIMONIAL III [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2,507
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.32%
Current finance lease liabilities	$ 4
Non current finance lease obligations	10
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LIGIA RIBEIRO GARCIA DE REZENDE [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | OSWALDO CARDOSO LIMA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.34%
Current finance lease liabilities	$ 27
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | OSWALDO CARDOSO LIMA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | OSWALDO CARDOSO LIMA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 18
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 9
Non current finance lease obligations	8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LUIZ ANTONIO SIQUEIRA GONÇALVES [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.97%
Current finance lease liabilities	$ 401
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	184
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | CONSÓRCIO GDA SERVIÇOS DE TRANSPOR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 217
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSUÉ COUTO DE OLIVEIRA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.11%
Current finance lease liabilities	$ 3
Non current finance lease obligations	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSUÉ COUTO DE OLIVEIRA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSUÉ COUTO DE OLIVEIRA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSUÉ COUTO DE OLIVEIRA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOSUÉ COUTO DE OLIVEIRA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.30%
Current finance lease liabilities	$ 3
Non current finance lease obligations	8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALOYSIO DOS SANTOS ERTHAL [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MIGUEL GUERREIRO MARTINS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 8
Non current finance lease obligations	9
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MIGUEL GUERREIRO MARTINS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MIGUEL GUERREIRO MARTINS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MIGUEL GUERREIRO MARTINS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | MIGUEL GUERREIRO MARTINS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LOACIR ANTONIO DE CARVALHO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LOACIR ANTONIO DE CARVALHO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ANTONIO EDUARDO SARKIS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 16
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ANTONIO EDUARDO SARKIS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ANTONIO EDUARDO SARKIS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.94%
Current finance lease liabilities	$ 4
Non current finance lease obligations	50
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | NITERÓI EMPRESA DE LAZER E TURISMO S/A [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 34
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.32%
Current finance lease liabilities	$ 7
Non current finance lease obligations	17
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | LEONARDO CAMPOS [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.51%
Current finance lease liabilities	$ 12
Non current finance lease obligations	49
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO LOPES MEZAVILLA JUNIOR [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 26
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALICE ALT BITTENCOURT [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.89%
Current finance lease liabilities	$ 13
Non current finance lease obligations	17
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALICE ALT BITTENCOURT [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALICE ALT BITTENCOURT [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALICE ALT BITTENCOURT [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ALICE ALT BITTENCOURT [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO CERJ DE SEGURIDADE SOCIAL - BRASILETROS Seven [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.57%
Current finance lease liabilities	$ 19
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | FUNDAÇÃO CERJ DE SEGURIDADE SOCIAL - BRASILETROS Seven [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 19
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	12.51%
Current finance lease liabilities	$ 22
Non current finance lease obligations	171
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	17
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	19
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	21
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	24
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | JOÃO COELHO DE ALENCAR [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 90
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	10.88%
Current finance lease liabilities	$ 4
Non current finance lease obligations	52
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribución Río S.A. (ex – Ampla) (Distribution) | Brazil | ISIDRO DA SILVA FERREIRA [Member] | More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 30
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 9
Non current finance lease obligations	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | AGNOS COMÉRCIO DE PARAF. LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 6
Non current finance lease obligations	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | LUSIA GOMES JESUS [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.01%
Current finance lease liabilities	$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARY CELMA ALVES DE ASSIS [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOSÉ FERNANDES DE CASTRO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EULER ANTÔNIO DE ARAÚJO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANA DA MOTA YESÃO GONÇALVES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fourteen [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 90
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fourteen [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	22
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fourteen [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 68
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Eight [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 353
Non current finance lease obligations	361
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Eight [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	194
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Eight [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	159
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Eight [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	224
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Eight [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 137
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.93%
Current finance lease liabilities	$ 2,656
Non current finance lease obligations	853
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	821
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,835
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 853
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA one [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.81%
Current finance lease liabilities	$ 62
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA one [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	17
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA one [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 45
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO [member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 46
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO [member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	31
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | RAMES ABRAHÃO BASÍLIO [member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 15
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO FRANCISCO DE MIRANDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | HEBERT CHAVES DE SOUZA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ISABELLA FERNANDES/LETÍCIA FERNANDES [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | MARA LILIAM DE OLIVEIRA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SILVIO LUCIANO SAGGIN [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | VILMA ALVES PIM [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.35%
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ANTÔNIO SERGIO MACHADO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	9.34%
Current finance lease liabilities	$ 77
Non current finance lease obligations	16
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	30
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	47
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | SANT'ANA DINIZ & MOURA AGORPECUÁRIA LTDA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 16
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 5
Non current finance lease obligations	14
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | JOÃO FRANCISCO DOURADO [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	11.25%
Current finance lease liabilities	$ 5
Non current finance lease obligations	17
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | NERCI BERNARDO DA COSTA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%
Current finance lease liabilities	$ 9
Non current finance lease obligations	38
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	8
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	9
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | FLÁVIO DE OLIVEIRA BRAGA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 11
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.34%
Current finance lease liabilities	$ 5
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | DANÚBIA DE FREITAS QUEIROZ [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	8.01%
Current finance lease liabilities	$ 7
Non current finance lease obligations	25
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	7
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | ADAIR DEODORO SILVA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.30%
Current finance lease liabilities	$ 3
Non current finance lease obligations	14
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	3
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	4
Enel Distribucion Goias S.A. (Distribucion) [Member] | Brazil | EDIVALDO GODOI DA SILVA [Member] | Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Generacin Peru [Member] | Peru | BBVA [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	3.38%
Current finance lease liabilities	$ 1,269
Non current finance lease obligations	3,873
Enel Generacin Peru [Member] | Peru | BBVA [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1,269
Enel Generacin Peru [Member] | Peru | BBVA [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3,873
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A.Three [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.12%
Current finance lease liabilities	$ 28
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A.Three [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A.Three [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 18
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Four [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.12%
Current finance lease liabilities	$ 12
Non current finance lease obligations	6
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Four [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Four [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Four [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Five [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.31%
Current finance lease liabilities	$ 6
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Five [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Five [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 4
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Six [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.11%
Current finance lease liabilities	$ 3
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Six [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Six [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 1
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Seven [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.11%
Current finance lease liabilities	$ 12
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Seven [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Seven [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Generacin Peru [Member] | Peru | ELIAS MARCELO LAOS HUAMAN [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	2.23%
Current finance lease liabilities	$ 25
Non current finance lease obligations	22
Enel Generacin Peru [Member] | Peru | ELIAS MARCELO LAOS HUAMAN [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Generacin Peru [Member] | Peru | ELIAS MARCELO LAOS HUAMAN [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	19
Enel Generacin Peru [Member] | Peru | ELIAS MARCELO LAOS HUAMAN [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 22
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.83%
Current finance lease liabilities	$ 13
Non current finance lease obligations	13
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	10
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	5
Enel Generacin Peru [Member] | Peru | FM EDIFICACIONE [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Generacin Peru [Member] | Peru | RENTING S.A.C. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.45%
Current finance lease liabilities	$ 9
Non current finance lease obligations	7
Enel Generacin Peru [Member] | Peru | RENTING S.A.C. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Generacin Peru [Member] | Peru | RENTING S.A.C. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Generacin Peru [Member] | Peru | RENTING S.A.C. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Eight [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	4.51%
Current finance lease liabilities	$ 31
Non current finance lease obligations	59
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Eight [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	8
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Eight [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	23
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Eight [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	34
Enel Generacin Peru [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. Eight [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 25
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fifteen [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.04%
Current finance lease liabilities	$ 4
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fifteen [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Fifteen [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 3
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Nine [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 18
Non current finance lease obligations	16
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Nine [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	11
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Nine [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Nine [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	10
Enel Generación Fortaleza [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Nine [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 6
Edesur | Argentina | Sociedad de Hecho entre Del Toro Leonardo y Del Toro Domingo [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.62%
Current finance lease liabilities	$ 7
Non current finance lease obligations	7
Edesur | Argentina | Sociedad de Hecho entre Del Toro Leonardo y Del Toro Domingo [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	7
Edesur | Argentina | Sociedad de Hecho entre Del Toro Leonardo y Del Toro Domingo [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 7
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Sixteen [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.50%
Current finance lease liabilities	$ 3
Non current finance lease obligations	3
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Sixteen [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	1
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Sixteen [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Sixteen [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 3
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	7.67%
Current finance lease liabilities	$ 8
Non current finance lease obligations	30
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	3
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	14
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	15
Enel Green Power Volta Grande [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Ten [Member] | Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 1
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	0.01%
Current finance lease liabilities	$ 11
Non current finance lease obligations	8
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	9
Enel Américas S.A. | Chile | COMPAÑIA DE LEASING TATTERSALL S A. [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 8
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Twelve [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.08%
Current finance lease liabilities	$ 10
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Twelve [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	2
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO COELCE DE SEGURIDADE SOCIAL - FAELCE Twelve [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Five [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.30%
Current finance lease liabilities	$ 40
Non current finance lease obligations	40
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Five [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	22
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Five [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	18
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Five [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	25
Enel Cien S.A. [Member] | Brazil | FUNDAÇÃO AMPLA DE SEGURIDADE SOCIAL - BRASILETROS Five [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 15
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.81%
Current finance lease liabilities	$ 13
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	5
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	$ 8
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. One [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.50%
Current finance lease liabilities	$ 10
Non current finance lease obligations	13
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. One [Member] | Less than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	4
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. One [Member] | More than 90 Days [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current finance lease liabilities	6
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. One [Member] | One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	8
Enel Cien S.A. [Member] | Brazil | ELETROSUL CENTRAIS ELETRICAS S.A. One [Member] | Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non current finance lease obligations	$ 5